Schedule of Investments (unaudited)
December 31, 2022
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Mortgage REITs — 97.3%
AFC Gamma, Inc.	222,504	$ 3,499,988
AG Mortgage Investment Trust, Inc.	290,943	1,544,907
AGNC Investment Corp.	6,496,901	67,242,925
Angel Oak Mortgage, Inc.(a)	163,385	772,811
Annaly Capital Management, Inc.	5,322,842	112,205,509
Apollo Commercial Real Estate Finance, Inc.	1,926,194	20,725,847
Arbor Realty Trust, Inc.	2,017,555	26,611,550
Ares Commercial Real Estate Corp.	702,700	7,230,783
ARMOUR Residential REIT, Inc.	1,800,833	10,138,690
Blackstone Mortgage Trust, Inc., Class A	1,927,721	40,809,854
BrightSpire Capital, Inc., Class A	1,282,750	7,991,533
Broadmark Realty Capital, Inc.	1,782,390	6,345,308
Chicago Atlantic Real Estate Finance, Inc.	74,276	1,119,339
Chimera Investment Corp.	3,183,329	17,508,310
Dynex Capital, Inc.	621,918	7,910,797
Ellington Financial, Inc.	788,307	9,751,358
Franklin BSP Realty Trust, Inc.	1,135,784	14,651,614
Granite Point Mortgage Trust, Inc.	711,218	3,812,128
Great Ajax Corp.	294,993	2,138,699
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	937,378	27,165,214
Invesco Mortgage Capital, Inc.	487,061	6,200,287
KKR Real Estate Finance Trust, Inc.	781,810	10,914,068
Ladder Capital Corp., Class A	1,555,262	15,614,830
MFA Financial, Inc.	1,405,122	13,840,452
New York Mortgage Trust, Inc.	5,065,443	12,967,534
Nexpoint Real Estate Finance, Inc.	109,897	1,746,263
Orchid Island Capital, Inc.(a)	459,665	4,826,483
Security	Shares	Value
Mortgage REITs (continued)
PennyMac Mortgage Investment Trust	1,217,822	$ 15,088,815
Ready Capital Corp.	979,703	10,913,891
Redwood Trust, Inc.	1,550,600	10,482,056
Rithm Capital Corp.	3,303,689	26,991,139
Starwood Property Trust, Inc.	3,326,023	60,966,002
TPG RE Finance Trust, Inc.	943,675	6,407,553
Two Harbors Investment Corp.	1,182,406	18,646,543
		604,783,080
Total Long-Term Investments — 97.3% (Cost: $836,896,168)		604,783,080
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(b)(c)(d)	4,370,443	4,371,754
Total Short-Term Securities — 0.7% (Cost: $4,369,675)		4,371,754
Total Investments — 98.0% (Cost: $841,265,843)		609,154,834
Other Assets Less Liabilities — 2.0%		12,744,891
Net Assets — 100.0%		$ 621,899,725
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 23,893	$ 4,341,619(a)	$ —	$ 4,166	$ 2,076	$ 4,371,754	4,370,443	$ 74,674(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,230,000	—	(1,230,000)(a)	—	—	—	—	27,456	1
				$ 4,166	$ 2,076	$ 4,371,754		$ 102,130	$ 1
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	529	03/17/23	$ 17,446	$ (90,318)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Mortgage Real Estate ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 604,783,080	$ —	$ —	$ 604,783,080
Short-Term Securities
Money Market Funds	4,371,754	—	—	4,371,754
	$ 609,154,834	$ —	$ —	$ 609,154,834
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (90,318)	$ —	$ —	$ (90,318)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
2